CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (2,579,761)	$ (719,380)	$ (277,357)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	62,907	10,217	3,842
Amortization of insurance premium	18,474
Non-cash operating lease cost	12,563
Stock-based compensation	516,757	4,614	7,719
Loss on disposal of property and equipment	(52)	(139)	(30)
Amortization of debt discount	237		3,394
Write-down of inventory	48,884
Change in fair value of contingent forward contract liability	454,546	118,382	15,053
Change in fair value of stock warrants liability		1,200
Changes in operating assets and liabilities:
Accounts receivable	(2,888)	148	984
Inventory	(175,091)	(359)	(188)
Financed insurance premium	(41,935)
Prepaid expenses	(25,045)	7,770	(27,590)
Other current assets	(14,704)	7,360	(5,010)
Other noncurrent assets and security deposit	5,889	2,866	6,143
Accounts payable	4,354	(69,861)	5,843
Accrued compensation	16,167	13,249	2,774
Operating lease liability	(10,019)
Other liabilities and accrued liabilities	65,456	53,454	28,658
Other long-term liabilities	(4,712)
Net cash used in operating activities	(1,058,133)	(570,196)	(235,299)
Cash flows from investing activities:
Purchases of property, equipment, and software	(421,220)	(459,582)	(104,290)
Proceeds from sale of short term investments	505
Proceed from sale of property, equipment, and software	22
Net cash used in investing activities	(420,693)	(459,582)	(104,290)
Cash flows from financing activities:
Proceeds from convertible debt	2,002,437		70,949
Payment of transaction costs for the issuance of convertible notes	(15,883)
Payment for short-term insurance financing note	(27,887)
Payment for capital lease liabilities		(364)
Payment for finance lease liabilities	(3,088)
Proceeds from short-term insurance financing note	41,935
Proceeds from exercise of stock options	8,132	3,285	483
Proceeds from the exercise of public warrants	173,273
Proceeds from the reverse recapitalization	4,439,153
Payment of transaction costs related to the reverse recapitalization	(38,865)
Treasury stock repurchase	(20,716)
Stock repurchases from employees for tax withholdings	(22,063)
Net cash provided by financing activities	7,136,428	1,290,545	621,432
Net increase in cash, cash equivalents, and restricted cash	5,657,602	260,767	281,843
Beginning cash, cash equivalents, and restricted cash	640,418	379,651	97,808
Ending cash, cash equivalents, and restricted cash	6,298,020	640,418	379,651
Supplemental disclosure of cash flow information:
Cash paid for interest	627	51	30
Supplemental disclosure of non-cash investing and financing activity:
Property and equipment included in accounts payable and accrued expense	101,057	117,946	32,863
Property and equipment and right-of-use assets obtained through leases	93,771	3,289	451
Extinguishment of Series B convertible preferred stock included in additional paid-in capital		1,000
Extinguishment of Series B convertible preferred stock included in accrued liabilities		3,000
Issuance of Series D convertible preferred stock upon exercise of preferred stock warrants	9,936
Deferred financing cost reclassed to convertible preferred stock			10,253
Issuance of Series E convertible preferred stock contingent forward contracts	2,167,332	793
Settlement of Series E convertible preferred stock contingent forward contract		110,456
Capital contribution upon forfeit of Series E awards	15,719
Issuance of common stock upon conversion of preferred stock in connection with the reverse recapitalization	5,836,785
Change in fair value of preferred stock warrant liability
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of stock warrants liability	6,976	1,205	406
Change in fair value of common stock warrant liability
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of stock warrants liability	582,760
Series B
Cash flows from financing activities:
Payments for repurchase of convertible preferred stock	(3,000)
Series C
Cash flows from financing activities:
Payments for repurchase of convertible preferred stock		(12,101)	(50,000)
Series D
Cash flows from financing activities:
Proceeds from issuance of convertible preferred shares	3,000	400,000	600,000
Supplemental disclosure of non-cash investing and financing activity:
Issuance of convertible preferred stock upon settlement of contingent forward contracts		39,563
Convertible Notes converted into Series D convertible preferred stock			300,000
Unamortized Convertible Notes debt issuance cost and debt discount converted into Series D convertible preferred stock			(36,797)
Accrued interest of Convertible Notes converted to Series D convertible preferred stock			$ 8,747
Series E
Cash flows from financing activities:
Proceeds from issuance of convertible preferred shares	600,000	$ 899,725
Supplemental disclosure of non-cash investing and financing activity:
Issuance of common stock upon conversion of preferred stock in connection with the reverse recapitalization	$ 2,621,877